Employee benefits - Movement in the present value of the defined benefit pension plan obligation and present value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 67,502	$ 58,575
Benefits paid by the plan	(5,675)	(4,250)
Current service cost and interest	4,258	2,968
Foreign currency exchange changes in plan measured in a currency different from the entity's functional currency	3,209	4,016
Actuarial losses (gains) recognised in other comprehensive income	1,063	6,193
Ending balance	70,357	67,502
Present value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	28,525	27,185
Contribution paid by the Group	1,547	937
Benefits paid by the plan	(2,321)	(2,234)
Return on plan assets	695	397
Foreign currency exchange changes in plan measured in a currency different from the entity's functional currency	884	1,482
Actuarial losses (gains) recognised in other comprehensive income	1,325	758
Ending balance	$ 30,655	$ 28,525